Schedule of Reconciliation Segmented Information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting [Abstract]
Revenue	$ 2,946,741	$ 2,738,303
Cost of revenue	1,515,131	1,240,602
Gross profit	1,431,610	1,497,701
Segment operating expenses	1,735,754	1,171,149
Total operating income (loss)	(304,144)	326,552
Unallocated expenses	437,020	281,312
Depreciation	46,078	45,360
Foreign exchange (loss) gain	60,436	(33,197)
Interest income	(13,272)	(474)
Stock awareness program	(64,881)
Stock-based compensation	45,038	43,868
Net loss before income taxes	$ (814,564)	$ (10,317)